Loans Receivables, Net (Details) - Schedule of Age Analysis of Loans by Class - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023
Loans Receivables, Net (Details) - Schedule of Age Analysis of Loans by Class [Line Items]
Within credit term	$ 1,589,871	$ 3,908,925
Past due:
Nonaccrual
Total loans	$ 1,589,871	$ 3,908,925	$ 1,576,013
30-59 days [Member]
Past due:
Past due
60-89 days [Member]
Past due:
Past due
90 or more days due and still accruing interest [Member]
Past due:
Past due